Supplement dated November 19, 2018 to the Segall Bryant & Hamill Funds Prospectus and the Summary Prospectuses for the Segall Bryant & Hamill Large Cap Dividend Fund and the Segall Bryant & Hamill Global Large Cap Fund, each dated May 1, 2018.

Segall Bryant & Hamill, LLC (the “Adviser”), the investment adviser of the Segall Bryant & Hamill Large Cap Dividend Fund and the Segall Bryant & Hamill Global Large Cap Fund, has recommended, and the Segall Bryant & Hamill Trust Board of Trustees (the “Board”) has approved, a proposal to merge (the “Reorganization”) the Segall Bryant & Hamill Large Cap Dividend Fund (the “Acquired Fund”) into the Segall Bryant & Hamill Global Large Cap Fund (the “Acquiring Fund”), each a series of Segall Bryant & Hamill Trust. Upon the completion of the Reorganization, which is anticipated to occur on or about December 20, 2018, the Acquired Fund will distribute shares of the Acquiring Fund pro rata to shareholders of the Acquired Fund, who will then become shareholders of the Acquiring Fund. The Segall Bryant & Hamill Funds prospectus is available at www.sbhfunds.com or by calling (800) 392-2673.

The Adviser has advised the Board that it believes that the Reorganization is in the best interests of the shareholders of both funds, in light of the Acquired Fund’s similarity to the Acquiring Fund and other factors set forth below. Reorganization into the Acquiring Fund would allow shareholders of the Acquired Fund the option of remaining invested in a strategy that is similar to that currently being employed by the Acquired Fund. The Board considered, among others, the following factors:

Continuity of Management: The Reorganization would allow shareholders of the Acquired Fund to continue investing in a mutual fund managed by the same portfolio management team at the Adviser.

Similar Investment Objective: Both funds’ investment objectives are the same and are currently managed with similar investment policies and strategies.

Similar Investment Portfolio: The Reorganization offers shareholders of the Acquired Fund an opportunity to maintain their investment in a similar portfolio managed by the same portfolio management team. The Acquiring Fund has a broader investment universe in that it may invest in companies both inside and outside of the United States.

Similar Expenses: The Reorganization offers shareholders of the Acquired Fund an opportunity to maintain their investment in a fund with a similar level of expenses. The Adviser has agreed to pay for the expenses associated with the Reorganization.

Tax-free Reorganization: For U.S. federal income tax purposes, the Reorganization is expected to be tax-free to shareholders of each fund.

Once the Reorganization is completed, the number of shares that a shareholder owns of the Acquired Fund will most likely change. However, the value of your investment in the Acquiring Fund immediately following the Reorganization will equal the value of your investment in the Acquired Fund immediately prior to the Reorganization. Shareholders of the Retail Class of the Acquired Fund will receive Retail Class shares of the Acquiring Fund and shareholders of the Institutional Class of the Acquired Fund will receive Institutional Class shares of the Acquiring Fund.

Effective with and assuming the completion of the reorganization, the following information regarding the Acquiring Fund replaces the table in the “Fees and Expenses of the Fund” section on page 38 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses	0.55%	0.44%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	1.10%
Fee Waiver and Expense Reimbursement	(0.31)%(2)	(0.35)%(3)(4)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.90%(2)	0.75%(3)(4)

(1)	The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
(2)	From December 20, 2018 until at least April 30, 2020, for the Fund’s Retail Class, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.89% for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
(3)	From December 20, 2018 until at least April 30, 2020, for the Fund’s Institutional Class, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses in the same proportion as the Retail Class waivers/ reimbursements in footnote 2 above and also to waive or reimburse Institutional Class-specific Other Expenses, but only to the extent that after applying the waiver/reimbursements described in this sentence, the excess of the net Retail Class expense ratio over the net Institutional Class expense ratio does not exceed 25 basis points. If after applying the waivers/reimbursements discussed above, the excess of the net Retail Class expense ratio over the net Institutional Class expense ratio is less than 15 basis points, then the Adviser agrees to waive/reimburse such that the excess equals 15 basis points. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
(4)	Restated to reflect current fee waiver/reimbursement arrangements.

The following information regarding the Acquired Fund is added to the caption titled “Important notes on purchasing shares” in the section titled “How to Invest and Obtain Information” on page 72 of the Prospectus.

As a result of the Reorganization of the Acquired Fund into the Acquiring Fund described above, effective as of the close of business on November 26, 2018, the Acquired Fund will close to new investors, except as described below. Shareholders of record of the Acquired Fund on November 26, 2018 may continue to add to their existing accounts through the purchase of additional shares and through the reinvestment of dividends and capital gain distributions. Effective as of the close of business on December 19, 2018, the Acquired Fund will close to all transactions.

New accounts may continue to be established under the following circumstances:

•	A financial advisor and/or financial intermediary whose clients have established accounts in the Acquired Fund as of November 26, 2018 may continue to open new accounts in the Acquired Fund for any of its existing or new clients through December 19, 2018.

•	Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, may continue to open new accounts in the Acquired Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Acquired Fund through December 19, 2018.

The Board of Trustees also reserves the right to re-open the Acquired Fund to new investors at any time or to modify the extent to which future sales of shares are limited, however this is not anticipated given the impending reorganization. The Trust also reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed in this supplement that the Trustees determine does not benefit the Acquired Fund and its shareholders.

Prospectus

Effective November 19, 2018, Paul A. Kuppinger, CFA, will no longer serve as a portfolio manager of the Segall Bryant & Hamill Large Cap Dividend Fund and the Segall Bryant & Hamill Global Large Cap Fund. The other members of the Funds’ portfolio management team, Derek R. Anguilm, CFA, Mark M. Adelmann, CFA, CPA, Lisa Z. Ramirez, CFA and Alex A. Ruehle, CFA, will continue to manage the Funds.

Therefore, the paragraph relating to Mr. Kuppinger, on page 89 under the caption titled “Portfolio Managers” in the “Management of the Funds” section, is hereby deleted.

Summary Prospectus/Summary Sections

Effective November 19, 2018 in the section titled Name(s) of Portfolio Manager(s) and Title(s) for the Segall Bryant & Hamill Large Cap Dividend Fund and the Segall Bryant & Hamill Global Large Cap Fund all references to Mr. Kuppinger are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated November 19, 2018 to the Segall Bryant & Hamill Funds Prospectus and the Summary Prospectuses for the Segall Bryant & Hamill Small Cap Growth Fund II and the Segall Bryant & Hamill Small Cap Growth Fund, each dated May 1, 2018.

Segall Bryant & Hamill, LLC (the “Adviser”), the investment adviser of the Segall Bryant & Hamill Small Cap Growth Fund II and the Segall Bryant & Hamill Small Cap Growth Fund, has recommended, and the Segall Bryant & Hamill Trust Board of Trustees (the “Board”) has approved, a proposal to merge (the “Reorganization”) the Segall Bryant & Hamill Small Cap Growth Fund II (the “Acquired Fund”) into the Segall Bryant & Hamill Small Cap Growth Fund (the “Acquiring Fund”) each a series of Segall Bryant & Hamill Trust. Upon the completion of the Reorganization, which is anticipated to occur on or about December 20, 2018, the Acquired Fund will distribute shares of the Acquiring Fund pro rata to shareholders of the Acquired Fund, who will then become shareholders of the Acquiring Fund. The Segall Bryant & Hamill Funds prospectus is available at www.sbhfunds.com or by calling (800) 392-2673.

The Adviser has advised the Board that it believes that the Reorganization is in the best interests of the shareholders of both funds, in light of the Acquired Fund’s similarity to the Acquiring Fund and other factors set forth below. Reorganization into the Acquiring Fund would allow shareholders of the Acquired Fund the option of remaining invested in a strategy that is similar to that currently being employed by the Acquired Fund. The Board considered, among others, the following factors:

Continuity of Management: The Reorganization would allow shareholders of the Acquired Fund to continue investing in a mutual fund managed by the same portfolio management team at the Adviser.

Same Investment Objective: Both funds’ investment objectives are the same and are currently managed with the same investment policies and strategies.

Similar Investment Portfolio: The Reorganization offers shareholders of the Acquired Fund an opportunity to maintain their investment in a substantially similar portfolio managed by the same portfolio management team.

Similar Expenses: The Reorganization offers shareholders of the Acquired Fund an opportunity to maintain their investment in a fund with a similar level of expenses. The Adviser has agreed to pay for the expenses associated with the Reorganization.

Tax-free Reorganization: For U.S. federal income tax purposes, the Reorganization is expected to be tax-free.

Once the Reorganization is completed, the number of shares that a shareholder owns of the Acquired Fund will most likely change. However, the value of your investment in the Acquiring Fund immediately following the Reorganization will equal the value of your investment in the Acquired Fund immediately prior to the Reorganization. Shareholders of the Institutional Class of the Acquired Fund will receive Institutional Class shares of the Acquiring Fund. Additionally, the Acquired Fund has certain tax loss carryforwards that will be preserved through the reorganization and made available to the Acquiring Fund.

Effective with and assuming the completion of the reorganization, the following information regarding the Acquiring Fund replaces the table in the “Fees and Expenses of the Fund” section on page 10 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses	0.49%	0.32%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	0.98%
Fee Waiver and Expense Reimbursement	0.00%(2)	0.00%(3)(4)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.15%(2)	0.98%(3)(4)

(1)	The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
(2)	From December 20, 2018 until at least April 30, 2020, for the Fund’s Retail Class, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
(3)	From December 20, 2018 until at least April 30, 2020, for the Fund’s Institutional Class, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses in the same proportion as the Retail Class waivers/ reimbursements in footnote 2 above and also to waive or reimburse Institutional Class-specific Other Expenses, but only to the extent that after applying the waiver/reimbursements described in this sentence, the excess of the net Retail Class expense ratio over the net Institutional Class expense ratio does not exceed 25 basis points. If after applying the waivers/reimbursements discussed above, the excess of the net Retail Class expense ratio over the net Institutional Class expense ratio is less than 15 basis points, then the Adviser agrees to waive/reimburse such that the excess equals 15 basis points. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.
(4)	Restated to reflect current fee waiver/reimbursement arrangements.

The following information regarding the Acquired Fund is added to the caption titled “Important notes on purchasing shares” in the section titled “How to Invest and Obtain Information” on page 72 of the Prospectus.

As a result of the Reorganization of the Acquired Fund into the Acquiring Fund described above, effective as of the close of business on November 26, 2018, the Acquired Fund will close to new investors, except as described below. Shareholders of record of the Acquired Fund on November 26, 2018 may continue to add to their existing accounts through the purchase of additional shares and through the reinvestment of dividends and capital gain distributions. Effective as of the close of business on December 19, 2018, the Acquired Fund will close to all transactions.

New accounts may continue to be established under the following circumstances:

•	A financial advisor and/or financial intermediary whose clients have established accounts in the Acquired Fund as of November 26, 2018 may continue to open new accounts in the Acquired Fund for any of its existing or new clients through December 19, 2018.

•	Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, may continue to open new accounts in the Acquired Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Acquired Fund through December 19, 2018.

The Board of Trustees also reserves the right to re-open the Acquired Fund to new investors at any time or to modify the extent to which future sales of shares are limited, however this is not anticipated given the impending reorganization. The Trust also reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed in this supplement that the Trustees determine does not benefit the Acquired Fund and its shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement dated November 19, 2018 to the Segall Bryant & Hamill Funds Prospectus and the Summary Prospectus for the Segall Bryant & Hamill Mid Cap Value Dividend Fund II, each dated May 1, 2018.

Segall Bryant & Hamill, LLC (the “Adviser”), the investment adviser of the Segall Bryant & Hamill Mid Cap Value Dividend Fund II and the Segall Bryant & Hamill Mid Cap Value Dividend Fund, has recommended, and the Segall Bryant & Hamill Trust Board of Trustees (the “Board”) has approved, a proposal to merge (the “Reorganization”) the Segall Bryant & Hamill Mid Cap Value Dividend Fund II (the “Acquired Fund”) into the Segall Bryant & Hamill Mid Cap Value Dividend Fund (the “Acquiring Fund”), each a series of Segall Bryant & Hamill Trust. Upon the completion of the Reorganization, which is anticipated to occur on or about December 20, 2018, the Acquired Fund will distribute shares of the Acquiring Fund pro rata to shareholders of the Acquired Fund, who will then become shareholders of the Acquiring Fund. The Segall Bryant & Hamill Funds prospectus is available at www.sbhfunds.com or by calling (800) 392-2673.

The Adviser has advised the Board that it believes that the Reorganization is in the best interests of the shareholders of both funds, in light of the Acquired Fund’s similarity to the Acquiring Fund and other factors set forth below. Reorganization into the Acquiring Fund would allow shareholders of the Acquired Fund the option of remaining invested in a strategy that is similar to that currently being employed by the Acquired Fund. The Board considered, among others, the following factors:

Continuity of Management: The Reorganization would allow shareholders of the Acquired Fund to continue investing in a mutual fund managed by the same portfolio management team at the Adviser.

Similar Investment Objective: Both funds’ investment objectives are the same and are currently managed with the same investment policies and strategies.

Similar Investment Portfolio: The Reorganization offers shareholders of the Acquired Fund an opportunity to maintain their investment in a substantially similar portfolio managed by the same portfolio management team.

Similar Expenses: The Reorganization offers shareholders of the Acquired Fund an opportunity to maintain their investment in a fund with a similar level of expenses. The Adviser has agreed to pay for all of the expenses associated with the Reorganization.

Tax-free Reorganization: For U.S. federal income tax purposes, the Reorganization is expected to be tax-free.

Once the Reorganization is completed, the number of shares that a shareholder owns of the Acquired Fund will most likely change. However, the value of your investment in the Acquiring Fund immediately following the Reorganization will equal the value of your investment in the Acquired Fund immediately prior to the Reorganization. Shareholders of the Retail Class of the Acquired Fund will receive Retail Class shares of the Acquiring Fund and shareholders of the Institutional Class of the Acquired Fund will receive Institutional Class shares of the Acquiring Fund.

The following information regarding the Acquired Fund is added to the caption titled “Important notes on purchasing shares” in the section titled “How to Invest and Obtain Information” on page 72 of the Prospectus.

As a result of the Reorganization of the Acquired Fund into the Acquiring Fund described above, effective as of the close of business on November 26, 2018, the Acquired Fund will close to new investors, except as described below. Shareholders of record of the Acquired Fund on November 26, 2018 may continue to add to their existing accounts through the purchase of additional shares and through the reinvestment of dividends and capital gain distributions. Effective as of the close of business on December 19, 2018, the Acquired Fund will close to all transactions.

New accounts may continue to be established under the following circumstances:

•	A financial advisor and/or financial intermediary whose clients have established accounts in the Acquired Fund as of November 26, 2018 may continue to open new accounts in the Acquired Fund for any of its existing or new clients through December 19, 2018.

•	Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, may continue to open new accounts in the Acquired Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Acquired Fund through December 19, 2018.

The Board of Trustees also reserves the right to re-open the Acquired Fund to new investors at any time or to modify the extent to which future sales of shares are limited, however this is not anticipated given the impending reorganization. The Trust also reserves the right to permit the establishment of new accounts under circumstances not identified above, and to reject any purchase order or rescind any exception listed in this supplement that the Trustees determine does not benefit the Acquired Fund and its shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE